Note 11 - Asset Retirement Obligation	12 Months Ended
Sep. 30, 2016
Notes
Note 11 - Asset Retirement Obligation:

NOTE 11 – ASSET RETIREMENT OBLIGATION:

We have established an asset retirement obligation (“ARO”) for our exploration program at the Lookout Mountain Project.  The ARO resulted from the reclamation and remediation requirements of the United States Bureau of Land Management as outlined in our permit to carry out the exploration program.  Estimated reclamation costs at the Lookout Mountain Project were discounted using a credit-adjusted, risk-free interest rate of 5% from the time we expect to pay the retirement obligation to the time we incurred the obligation, which is estimated at 10 years.

The following table summarizes activity in our ARO liability for the years ended September 30, 2016 and 2015:

	2016	2015
Beginning balance	$138,720	$132,115
Accretion expense	6,936	6,605
Ending balance	$145,656	$138,720